Quarterly Holdings Report
for
Fidelity® Japan Fund
July 31, 2024
JPN-NPRT3-0924
1.804854.120
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.3%
JTOWER, Inc. (a)(b)	184,000	1,994,700
Entertainment - 0.6%
Daiichikosho Co. Ltd.	344,300	4,188,690
Interactive Media & Services - 1.4%
Kakaku.com, Inc.	389,000	5,411,542
LY Corp.	1,807,400	4,521,961
		9,933,503
Wireless Telecommunication Services - 1.9%
SoftBank Group Corp.	228,100	13,939,745
TOTAL COMMUNICATION SERVICES		30,056,638
CONSUMER DISCRETIONARY - 16.5%
Automobile Components - 2.5%
DENSO Corp.	1,099,700	18,033,995
Automobiles - 2.0%
Isuzu Motors Ltd.	366,800	4,961,750
Suzuki Motor Corp.	830,400	9,543,110
		14,504,860
Broadline Retail - 1.1%
Pan Pacific International Holdings Ltd.	290,200	7,634,446
Hotels, Restaurants & Leisure - 1.4%
Curves Holdings Co. Ltd.	856,100	4,726,109
Kyoritsu Maintenance Co. Ltd.	290,800	5,673,128
		10,399,237
Household Durables - 4.9%
Chervon Holdings Ltd. (b)	1,163,900	2,663,629
Open House Group Co. Ltd.	179,700	6,429,639
Sony Group Corp.	294,600	26,165,971
		35,259,239
Leisure Products - 1.2%
Roland Corp.	145,600	3,800,247
YONEX Co. Ltd.	345,100	5,077,270
		8,877,517
Specialty Retail - 2.6%
Fast Retailing Co. Ltd.	38,400	10,584,918
ZOZO, Inc.	268,200	7,851,538
		18,436,456
Textiles, Apparel & Luxury Goods - 0.8%
Descente Ltd.	224,000	5,958,680
TOTAL CONSUMER DISCRETIONARY		119,104,430
CONSUMER STAPLES - 3.5%
Consumer Staples Distribution & Retail - 2.3%
Seven & i Holdings Co. Ltd.	869,100	10,407,263
Sugi Holdings Co. Ltd. (b)	152,100	2,610,895
Tsuruha Holdings, Inc.	29,100	1,802,858
Welcia Holdings Co. Ltd.	142,300	1,910,252
		16,731,268
Food Products - 0.5%
Ajinomoto Co., Inc.	89,200	3,673,726
Personal Care Products - 0.7%
Rohto Pharmaceutical Co. Ltd.	199,900	4,717,109
TOTAL CONSUMER STAPLES		25,122,103
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
ENEOS Holdings, Inc.	840,400	4,403,310
INPEX Corp. (b)	812,000	12,538,495
		16,941,805
FINANCIALS - 13.4%
Banks - 6.5%
Sumitomo Mitsui Financial Group, Inc.	653,600	47,198,369
Capital Markets - 0.6%
SBI Holdings, Inc. Japan	155,200	4,085,001
Financial Services - 3.4%
ORIX Corp.	1,004,900	24,308,181
Insurance - 2.9%
Lifenet Insurance Co. (a)(b)	406,600	4,614,132
Tokio Marine Holdings, Inc.	419,200	16,446,533
		21,060,665
TOTAL FINANCIALS		96,652,216
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 2.9%
Hoya Corp.	168,600	21,125,716
Health Care Providers & Services - 0.5%
CUC, Inc. (a)(b)	302,100	3,476,656
Health Care Technology - 0.1%
Medlive Technology Co. Ltd. (c)	1,008,500	970,698
Pharmaceuticals - 3.4%
Astellas Pharma, Inc.	775,900	8,998,856
Daiichi Sankyo Co. Ltd.	370,500	15,089,610
		24,088,466
TOTAL HEALTH CARE		49,661,536
INDUSTRIALS - 22.7%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. (a)(d)(e)	18,055	2,022,160
Building Products - 0.6%
Toto Ltd.	159,400	4,389,111
Electrical Equipment - 1.9%
Mitsubishi Electric Corp.	642,600	10,706,859
Nidec Corp.	73,900	3,250,913
		13,957,772
Industrial Conglomerates - 4.4%
Hitachi Ltd.	1,447,000	31,264,870
Machinery - 7.8%
Ebara Corp.	266,900	3,822,145
Hoshizaki Corp.	93,400	2,959,646
IHI Corp.	327,800	11,958,351
Kawasaki Heavy Industries Ltd.	105,200	3,859,960
Misumi Group, Inc.	366,160	6,801,109
Mitsubishi Heavy Industries Ltd.	851,100	10,201,356
Nabtesco Corp.	155,900	3,096,562
SMC Corp.	27,400	13,331,896
		56,031,025
Professional Services - 5.9%
BayCurrent Consulting, Inc.	251,800	7,639,471
Funai Soken Holdings, Inc.	250,200	3,671,036
Gakujo Co. Ltd.	202,100	2,564,615
Persol Holdings Co. Ltd.	6,714,800	11,586,902
SMS Co., Ltd.	238,300	3,452,690
TechnoPro Holdings, Inc.	466,900	8,978,015
Timee, Inc.	33,500	324,255
Visional, Inc. (a)	84,500	4,444,845
		42,661,829
Trading Companies & Distributors - 1.8%
Itochu Corp.	253,000	12,974,715
TOTAL INDUSTRIALS		163,301,482
INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment, Instruments & Components - 6.3%
Dexerials Corp.	195,800	9,579,241
Hamamatsu Photonics K.K.	177,400	5,150,112
Ibiden Co. Ltd.	188,900	7,367,863
Murata Manufacturing Co. Ltd.	372,800	8,294,047
Shibaura Electronics Co. Ltd.	136,000	2,732,619
Taiyo Yuden Co. Ltd.	233,000	7,001,682
TDK Corp.	74,000	5,162,412
		45,287,976
IT Services - 5.1%
DTS Corp.	185,100	5,350,175
ExaWizards, Inc. (a)(b)	627,500	1,373,919
Fujitsu Ltd.	925,000	16,798,161
NSD Co. Ltd.	373,400	7,726,978
Techmatrix Corp.	407,600	5,700,224
		36,949,457
Semiconductors & Semiconductor Equipment - 5.2%
Furuya Metal Co. Ltd.	15,600	480,064
Renesas Electronics Corp.	1,415,800	24,385,559
ROHM Co. Ltd.	336,400	4,601,206
Sumco Corp.	476,900	7,840,423
		37,307,252
Software - 0.7%
Appier Group, Inc. (a)	76,600	630,983
Money Forward, Inc. (a)	145,800	4,815,716
		5,446,699
Technology Hardware, Storage & Peripherals - 2.7%
FUJIFILM Holdings Corp.	701,200	16,671,685
Sun Corp. (b)	78,000	2,501,852
		19,173,537
TOTAL INFORMATION TECHNOLOGY		144,164,921
MATERIALS - 7.2%
Chemicals - 7.2%
Mitsui Chemicals, Inc.	180,700	5,224,401
Nippon Sanso Holdings Corp.	213,600	7,086,492
NOF Corp.	335,700	4,837,011
Resonac Holdings Corp.	240,200	5,963,136
Shin-Etsu Chemical Co. Ltd.	514,800	22,872,918
Tokyo Ohka Kogyo Co. Ltd.	213,300	5,560,138
		51,544,096
REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Relo Group, Inc.	612,000	7,308,621
UTILITIES - 1.9%
Electric Utilities - 1.9%
Hokkaido Electric Power Co., Inc. (b)	361,600	2,460,874
Kansai Electric Power Co., Inc.	657,600	11,255,348
		13,716,222
TOTAL COMMON STOCKS (Cost $522,891,955)		717,574,070

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,746,805	1,747,155
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	10,451,255	10,452,300
TOTAL MONEY MARKET FUNDS (Cost $12,199,455)		12,199,455

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $535,091,410)	729,773,525
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(9,725,160)
NET ASSETS - 100.0%	720,048,365

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $970,698 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,022,160 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp.	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	558,316	22,411,225	21,222,418	30,168	32	-	1,747,155	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,586,272	178,788,944	181,922,916	196,175	-	-	10,452,300	0.0%
Total	14,144,588	201,200,169	203,145,334	226,343	32	-	12,199,455

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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